UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                   Investment Company Act File Number: 811-862



                        The Growth Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                   Date of fiscal year end: August 31, 2005

                   Date of reporting period: November 30, 2004





                                 Patrick F. Quan
                                    Secretary
                        The Growth Fund of America, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

THE GROWTH FUND OF AMERICA
Investment portfolio

November 30, 2004
                                                                     unaudited

                                                                                                                 Market value
COMMON STOCKS -- 88.49%                                                                               Shares            (000)


CONSUMER DISCRETIONARY -- 18.09%
Time Warner Inc.(1)                                                                              122,900,000       $2,176,559
Target Corp.                                                                                      32,870,000        1,683,601
Lowe's Companies, Inc.                                                                            28,320,400        1,566,968
Comcast Corp., Class A(1)                                                                         25,806,387          775,224
Comcast Corp., Class A, special nonvoting stock(1)                                                12,206,000          361,908
IAC/InterActiveCorp(1)                                                                            42,750,000        1,055,497
Carnival Corp., units                                                                             16,900,000          895,869
Liberty Media Corp., Class A(1)                                                                   79,375,000          819,944
News Corp. Inc.                                                                                   43,007,500          760,803
Starbucks Corp.(1)                                                                                11,329,200          637,381
Best Buy Co., Inc.                                                                                10,530,000          593,681
eBay Inc.(1)                                                                                       4,660,900          524,118
Limited Brands, Inc.(2)                                                                           20,700,000          505,908
Clear Channel Communications, Inc.                                                                12,905,000          434,640
Harrah's Entertainment, Inc.(2)                                                                    5,693,600          349,587
Fox Entertainment Group, Inc., Class A(1)                                                          8,870,000          260,778
Viacom Inc., Class B, nonvoting                                                                    7,025,000          243,768
Viacom Inc., Class A                                                                                 250,000            8,893
Gap, Inc.                                                                                         10,000,000          218,500
UnitedGlobalCom, Inc., Class A(1)                                                                 25,200,000          209,916
Liberty Media International, Inc., Class A(1)                                                      4,747,986          204,448
Walt Disney Co.                                                                                    7,000,000          188,160
Michaels Stores, Inc.                                                                              6,700,000          183,111
Brinker International, Inc.(1),(2)                                                                 4,500,000          153,585
Ross Stores, Inc.                                                                                  5,225,000          140,553
Harley-Davidson Motor Co.                                                                          2,407,200          139,184
A. H. Belo Corp., Class A                                                                          4,850,000          122,317
Office Depot, Inc.(1)                                                                              7,190,000          117,916
International Game Technology                                                                      3,300,000          116,655
Toys "R" Us, Inc.(1)                                                                               6,000,000          116,040
Yamada Denki Co., Ltd.                                                                             2,640,000          113,245
Magna International Inc., Class A                                                                  1,251,000           98,992
Interpublic Group of Companies, Inc.(1)                                                            7,700,000           95,557
Outback Steakhouse, Inc.                                                                           2,159,500           93,506
Dana Corp.                                                                                         5,000,000           81,750
Big Lots, Inc.(1),(2)                                                                              7,000,000           81,200
MGM Mirage, Inc.(1)                                                                                1,386,100           80,810
TJX Companies, Inc.                                                                                3,000,000           70,620
Cox Communications, Inc., Class A(1)                                                               1,500,000           52,005
McDonald's Corp.                                                                                   1,300,000           39,962
Circuit City Stores, Inc.                                                                          2,300,000           35,857
Kohl's Corp.(1)                                                                                      400,000           18,464
                                                                                                                   16,427,480

INFORMATION TECHNOLOGY -- 17.76%
Microsoft Corp.                                                                                   67,925,000        1,821,069
Texas Instruments Inc.                                                                            43,120,200        1,042,646
Yahoo! Inc.(1)                                                                                    25,070,554          943,154
Applied Materials, Inc.(1)                                                                        49,665,000          826,426
First Data Corp.                                                                                  18,340,000          753,591
Taiwan Semiconductor Manufacturing Co. Ltd.                                                      464,756,085          682,701
Maxim Integrated Products, Inc.(2)                                                                16,590,000          679,526
Corning Inc.(1)                                                                                   53,820,000          677,056
Linear Technology Corp.                                                                           15,175,000          579,078
Xilinx, Inc.                                                                                      15,879,600          495,761
Analog Devices, Inc.                                                                              12,216,666          451,406
Sun Microsystems, Inc.(1)                                                                         71,546,700          397,084
Altera Corp.(1)                                                                                   17,150,000          388,962
Cisco Systems, Inc.(1)                                                                            19,564,500          366,052
Automatic Data Processing, Inc.                                                                    7,500,000          341,475
Microchip Technology Inc.(2)                                                                      11,225,000          316,321
Micron Technology, Inc.(1)                                                                        27,510,000          304,811
KLA-Tencor Corp.(1)                                                                                6,475,000          291,764
Advanced Micro Devices, Inc.(1)                                                                   13,500,000          287,280
Intuit Inc.(1)                                                                                     6,334,900          265,052
EMC Corp.(1)                                                                                      19,700,000          264,374
PeopleSoft, Inc.(1)                                                                               11,038,200          260,612
International Business Machines Corp.                                                              2,515,000          237,014
CDW Corp.                                                                                          3,500,000          230,020
Samsung Electronics Co., Ltd.                                                                        535,000          221,811
Flextronics International Ltd.(1)                                                                 14,075,000          201,976
Cadence Design Systems, Inc.(1)                                                                   12,400,000          170,376
QUALCOMM Inc.                                                                                      4,000,000          166,480
Sabre Holdings Corp., Class A(2)                                                                   7,062,811          163,010
Solectron Corp.(1)                                                                                25,120,600          157,004
Nortel Networks Corp.(1)                                                                          44,300,000          153,721
ASML Holding NV (New York registered) (1)                                                          9,625,000          146,781
Fujitsu Ltd.                                                                                      22,260,000          139,989
Ceridian Corp.(1)                                                                                  7,240,900          136,925
Hirose Electric Co., Ltd.                                                                          1,265,000          133,940
Murata Manufacturing Co., Ltd.                                                                     2,244,000          117,165
Hewlett-Packard Co.                                                                                5,638,500          112,770
Hoya Corp.                                                                                         1,051,000          109,343
Lucent Technologies Inc.(1)                                                                       27,500,000          108,075
Teradyne, Inc.(1)                                                                                  6,250,000          106,625
SINA Corp.(1),(2)                                                                                  2,552,000           94,220
Hon Hai Precision Industry Co., Ltd.                                                              22,884,974           92,393
Freescale Semiconductor, Inc., Class A(1)                                                          4,500,000           79,470
Paychex, Inc.                                                                                      2,273,019           75,373
Compuware Corp.(1)                                                                                13,000,000           75,010
Rohm Co., Ltd.                                                                                       782,000           74,603
National Instruments Corp.                                                                         2,250,000           64,350
Alcatel (ADR) (1)                                                                                  4,000,000           62,160
Oracle Corp.(1)                                                                                    4,475,000           56,654
Dell Inc.(1)                                                                                       1,080,000           43,762
Jabil Circuit, Inc.(1)                                                                             1,640,000           41,098
Sanmina-SCI Corp.(1)                                                                               4,570,000           40,353
Agere Systems Inc., Class A(1)                                                                    22,166,247           30,368
Motorola, Inc.                                                                                     1,276,500           24,585
VIA Technologies, Inc.(1)                                                                         34,843,000           18,936
Homestore, Inc.(1)                                                                                 2,884,800            7,500
Cypress Semiconductor Corp.(1)                                                                       300,000            2,955
                                                                                                                   16,133,016

ENERGY -- 11.11%
Schlumberger Ltd.                                                                                 14,198,300          931,834
Burlington Resources Inc.(2)                                                                      19,760,000          917,062
Devon Energy Corp.                                                                                18,630,000          771,655
Transocean Inc.(1)                                                                                12,649,900          509,411
Halliburton Co.                                                                                   11,905,000          492,272
EOG Resources, Inc.(2)                                                                             6,200,000          465,434
Suncor Energy Inc.                                                                                13,315,000          459,753
Petro-Canada                                                                                       8,050,000          459,467
Canadian Natural Resources, Ltd.                                                                  10,640,000          457,152
LUKoil Holding (ADR)                                                                               3,320,000          412,510
Noble Corp.(1)                                                                                     6,675,000          323,404
Baker Hughes Inc.                                                                                  7,000,000          310,310
BJ Services Co.                                                                                    5,917,300          299,830
BG Group PLC                                                                                      40,291,737          279,516
Nexen Inc.                                                                                         6,238,308          274,544
ENSCO International Inc.(2)                                                                        8,235,000          257,838
Apache Corp.                                                                                       4,645,060          251,112
Diamond Offshore Drilling, Inc.                                                                    6,425,000          240,680
Cross Timbers Oil Co.                                                                              6,150,000          223,552
Shell Canada Ltd.                                                                                  2,980,000          198,817
Pogo Producing Co.(2)                                                                              3,644,400          184,042
Occidental Petroleum Corp.                                                                         3,000,000          180,630
Valero Energy Corp.                                                                                3,750,000          175,462
Rowan Companies, Inc.(1),(2)                                                                       6,450,000          167,055
Weatherford International Ltd.(1)                                                                  3,000,000          160,140
Premcor Inc.                                                                                       3,560,000          158,598
Norsk Hydro ASA (ADR)                                                                              1,567,800          128,560
Imperial Oil Ltd.                                                                                  2,007,577          121,786
Unocal Corp.                                                                                       2,345,000          107,964
Exxon Mobil Corp.                                                                                  1,900,000           97,375
Murphy Oil Corp.                                                                                     878,000           74,902
                                                                                                                   10,092,667

HEALTH CARE -- 10.93%
Sanofi-Aventis                                                                                    19,232,638        1,447,548
Forest Laboratories, Inc.(1),(2)                                                                  20,311,800          791,551
Biogen Idec Inc.(1)                                                                               12,686,000          744,414
Guidant Corp.                                                                                     11,062,200          717,162
Anthem, Inc.(1)                                                                                    5,182,400          525,133
Eli Lilly and Co.                                                                                  9,700,000          517,301
Elan Corp., PLC (ADR)(1)                                                                          19,363,000          511,183
AstraZeneca PLC (Sweden)                                                                           8,568,000          337,187
AstraZeneca PLC (United Kingdom)                                                                   2,356,000           92,077
AstraZeneca PLC (ADR)                                                                              1,972,000           77,677
Amgen Inc.(1)                                                                                      8,360,000          501,934
Medtronic, Inc.                                                                                    7,580,000          364,219
Express Scripts, Inc.(1),(2)                                                                       4,710,000          338,932
Gilead Sciences, Inc.(1)                                                                           9,500,000          327,370
Aetna Inc.                                                                                         2,020,000          239,390
Allergan, Inc.                                                                                     2,725,000          200,288
WellPoint Health Networks Inc., Class A(1)                                                         1,525,000          190,778
Sepracor Inc.(1)                                                                                   4,250,000          189,168
Genentech, Inc.(1)                                                                                 3,500,000          168,875
St. Jude Medical, Inc.(1)                                                                          4,250,000          162,095
Novo Nordisk A/S, Class B                                                                          3,000,000          159,378
American Pharmaceutical Partners, Inc.(1),(2)                                                      3,800,000          112,974
Chugai Pharmaceutical Co., Ltd.                                                                    7,000,000          109,715
Caremark Rx, Inc.(1)                                                                               2,700,000           96,552
Amylin Pharmaceuticals, Inc.(1)                                                                    4,500,000           91,710
Applera Corp. - Applied Biosystems Group                                                           4,100,000           84,050
Applera Corp. - Celera Genomics Group(1)                                                             528,800            7,446
Pfizer Inc                                                                                         3,125,000           86,781
Celgene Corp.(1)                                                                                   3,100,000           85,002
Lincare Holdings Inc.(1)                                                                           2,200,000           84,898
AMERIGROUP Corp.(1)                                                                                1,220,000           84,180
Boston Scientific Corp.(1)                                                                         2,320,000           80,759
HCA Inc.                                                                                           2,000,000           78,840
OSI Pharmaceuticals, Inc.(1)                                                                       1,500,000           71,370
Affymetrix, Inc.(1)                                                                                2,000,000           67,900
Roche Holding AG                                                                                     625,000           65,841
ImClone Systems Inc.(1)                                                                              750,000           31,665
IDEXX Laboratories, Inc.(1)                                                                          510,000           26,316
ICOS Corp.(1)                                                                                      1,000,000           24,150
Millennium Pharmaceuticals, Inc.(1)                                                                1,825,000           23,031
Schering-Plough Corp.                                                                                278,200            4,966
Andrx Group(1)                                                                                       122,500            2,180
                                                                                                                    9,923,986

INDUSTRIALS -- 8.90%
Tyco International Ltd.                                                                           35,675,000        1,211,880
General Electric Co.                                                                              23,740,000          839,446
United Parcel Service, Inc., Class B                                                               7,165,400          602,968
Southwest Airlines Co.                                                                            36,079,877          567,536
Illinois Tool Works Inc.                                                                           5,950,000          560,669
Boeing Co.                                                                                        10,400,000          557,128
General Dynamics Corp.                                                                             5,120,700          554,879
3M Co.                                                                                             6,940,000          552,355
FedEx Corp.                                                                                        5,200,000          494,156
Northrop Grumman Corp.                                                                             6,010,200          338,555
Ryanair Holdings PLC (ADR)(1)                                                                      6,835,000          267,590
Raytheon Co.                                                                                       6,355,000          256,361
Robert Half International Inc.                                                                     6,610,000          178,668
Burlington Northern Santa Fe Corp.                                                                 3,950,000          177,908
Monster Worldwide Inc.(1)                                                                          5,775,000          162,797
Allied Waste Industries, Inc.(1)                                                                  14,000,000          127,260
Manpower Inc.                                                                                      2,400,000          116,088
JGC Corp.                                                                                         12,000,000          102,950
Mitsubishi Corp.                                                                                   7,400,000           93,577
Caterpillar Inc.                                                                                   1,000,000           91,550
Deere & Co.                                                                                        1,200,000           86,076
JetBlue Airways Corp.(1)                                                                           3,500,000           84,035
United Rentals, Inc.(1)                                                                            1,927,600           34,446
Bombardier Inc., Class B                                                                          13,271,050           25,700
                                                                                                                    8,084,578

FINANCIALS -- 6.89%
Freddie Mac                                                                                       17,102,300        1,167,403
Fannie Mae                                                                                        14,473,200          994,309
American International Group, Inc.                                                                15,350,200          972,435
Bank of New York Co., Inc.                                                                        10,695,000          351,972
XL Capital Ltd., Class A                                                                           4,665,000          351,554
UFJ Holdings, Inc. (1)                                                                                63,984          339,046
Mitsubishi Estate Co., Ltd.                                                                       26,500,000          299,617
Citigroup Inc.                                                                                     5,160,000          230,910
SunTrust Banks, Inc.                                                                               3,140,000          223,882
Capital One Financial Corp.                                                                        2,500,000          196,450
Wells Fargo & Co.                                                                                  2,730,000          168,632
Berkshire Hathaway Inc., Class A(1)                                                                    1,650          138,105
Mizuho Financial Group, Inc.                                                                          30,000          130,435
Sumitomo Realty & Development Co., Ltd.                                                           10,000,000          122,962
Chubb Corp.                                                                                        1,500,000          114,315
Marsh & McLennan Companies, Inc.                                                                   3,975,900          113,671
American Express Co.                                                                               1,700,000           94,707
Mitsui Sumitomo Insurance Co., Ltd.                                                                8,000,000           70,497
Aon Corp.                                                                                          3,218,600           67,977
Protective Life Corp.                                                                              1,500,000           62,775
City National Corp.                                                                                  675,000           46,170
                                                                                                                    6,257,824

CONSUMER STAPLES -- 5.42%
Altria Group, Inc.                                                                                26,700,000        1,534,983
Walgreen Co.                                                                                      24,060,000          918,611
Coca-Cola Co.                                                                                     14,865,000          584,343
Avon Products, Inc.                                                                               10,689,000          401,265
Anheuser-Busch Companies, Inc.                                                                     6,480,000          324,583
PepsiCo, Inc.                                                                                      6,275,000          313,185
Kerry Group PLC, Class A                                                                           8,965,824          205,958
Procter & Gamble Co.                                                                               3,520,000          188,250
Wal-Mart Stores, Inc.                                                                              3,050,000          158,783
Wm. Wrigley Jr. Co.                                                                                1,630,000          112,144
Whole Foods Market, Inc.                                                                             974,800           88,483
General Mills, Inc.                                                                                1,235,000           56,180
SYSCO Corp.                                                                                        1,000,000           34,750
                                                                                                                    4,921,518

MATERIALS -- 3.25%
Freeport-McMoRan Copper & Gold Inc., Class B                                                       8,963,000          350,722
Inco Ltd.(1)                                                                                       9,280,000          349,670
Newmont Mining Corp.                                                                               7,150,000          338,553
Barrick Gold Corp.                                                                                12,165,400          299,147
Phelps Dodge Corp.                                                                                 2,500,000          242,825
BHP Billiton Ltd.                                                                                 19,516,661          232,934
Rio Tinto PLC                                                                                      7,000,000          205,080
CONSOL Energy Inc.(3)                                                                              3,700,000          157,990
CONSOL Energy Inc.                                                                                   800,000           34,160
CRH PLC                                                                                            5,969,433          150,689
Potash Corp. of Saskatchewan Inc.                                                                  1,904,000          145,808
Dow Chemical Co.                                                                                   2,606,600          131,555
Placer Dome Inc.                                                                                   5,800,000          125,259
Nitto Denko Corp.                                                                                  2,111,000          109,811
Sealed Air Corp. (1)                                                                               1,580,000           81,228
                                                                                                                    2,955,431

TELECOMMUNICATION SERVICES -- 3.22%
Vodafone Group PLC (ADR)                                                                          43,085,000        1,174,928
Vodafone Group PLC                                                                                68,465,000          185,798
Sprint Corp. - FON Group                                                                          24,545,350          559,879
Telefonica, SA (ADR)                                                                               5,000,000          262,750
Telefonica, SA                                                                                     6,000,000          105,385
Telephone and Data Systems, Inc.                                                                   1,993,100          154,465
KDDI Corp.                                                                                            30,000          147,904
Deutsche Telekom AG(1)                                                                             5,000,000          106,155
Telenor ASA                                                                                       11,900,000          104,873
France Telecom, SA                                                                                 2,600,000           81,627
AT&T Corp.                                                                                         2,000,000           36,600
                                                                                                                    2,920,364

UTILITIES -- 0.14%
Questar Corp.                                                                                      2,475,000          125,755


MISCELLANEOUS -- 2.78%
Other common stocks in initial period of acquisition                                                                2,528,905


TOTAL COMMON STOCKS (cost: $66,133,012,000)                                                                        80,371,524




RIGHTS AND WARRANTS -- 0.00%


TELECOMMUNICATION SERVICES -- 0.00%
Broadview Networks Holdings, Inc., Series E, warrants, expire 2012(3),(4)                            634,116            1,325
Broadview Networks Holdings, Inc., Series E, warrants, expire 2012(3),(4)                             96,812              203
                                                                                                                        1,528

TOTAL RIGHTS AND WARRANTS (cost: $0)                                                                                    1,528

                                                                     unaudited

                                                                                                                 Market value
CONVERTIBLE SECURITIES -- 0.12%                                                                       Shares            (000)


FINANCIALS -- 0.11%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units                4,572,000,000         $101,335


TELECOMMUNICATION SERVICES -- 0.01%
Broadview Networks Holdings, Inc., Series E, convertible preferred(1),(3),(4)                      1,588,972            3,337


INFORMATION TECHNOLOGY -- 0.00%
ProAct Technologies Corp., Series C, convertible preferred(1),(3),(4)                              6,500,000            2,145


TOTAL CONVERTIBLE SECURITIES (cost: $89,044,000)                                                                      106,817



                                                                                            Principal amount
BONDS AND NOTES -- 0.14%                                                                               (000)


TELECOMMUNICATION SERVICES -- 0.13%
Qwest Capital Funding, Inc. 7.75% 2031                                                            $   53,800           45,999
Qwest Capital Funding, Inc. 7.625% 2021                                                               25,000           21,937
U S WEST Capital Funding, Inc. 6.875% 2028                                                            36,000           28,755
U S WEST Capital Funding, Inc. 6.50% 2018                                                             25,250           20,579
                                                                                                                      117,270

CONSUMER DISCRETIONARY -- 0.01%
AOL Time Warner Inc. 5.625% 2005                                                                      10,795           10,924


TOTAL BONDS AND NOTES (cost: $122,758,000)                                                                            128,194




SHORT-TERM SECURITIES -- 11.39%


U.S. Treasury Bills 1.57%-2.146% due 12/2/2004-3/31/2005                                           3,401,000        3,387,201
Tenessee Valley Authority 1.72%-2.10% due 12/2/2004-1/13/2005                                        644,000          643,387
Federal Home Loan Bank 1.75%-2.215% due 12/1/2004-2/18/2005                                          629,349          627,586
Federal Farm Credit Banks 1.72%-2.04% due 12/1/2004-3/10/2005                                        533,900          533,117
International Bank for Reconstruction and Development 1.76%-2.11% due
   12/1/2004-1/31/2005                                                                               429,300          428,697
Freddie Mac 1.83%-2.22% due 12/7/2004-2/15/2005                                                      391,960          390,929
Edison Asset Securitization LLC 1.83%-1.95% due 12/13-12/21/2004(3)                                  130,000          129,890
General Electric Capital Services, Inc. 2.10% due 1/24/2005                                           50,000           49,830
General Electric Capital Corp. 2.07% due 1/28/2005                                                    50,000           49,817
General Electric Co. 1.96% due 12/29/2004                                                             20,000           19,964
Bank of America Corp. 2.05%-2.22% due 1/14-2/14/2005                                                 175,000          174,286
Ranger Funding Co. LLC 1.92%-2.05% due 12/9/2004-1/18/2005(3)                                         68,636           68,528
Coca-Cola Co. 1.84%-2.07% due 12/13/2004-1/18/2005                                                   233,000          232,585
CAFCO, LLC 1.88%-2.13% due 12/14/2004-2/8/2005(3)                                                    225,000          224,533
Wal-Mart Stores Inc. 1.84%-2.14% due 12/7/2004-1/11/2005(3)                                          201,000          200,750
Clipper Receivables Co., LLC 1.90%-2.05% due 12/20-12/22/2004(3)                                     125,600          125,454
State Street Bank & Trust 2.03% due 1/19/2005                                                         75,000           74,983
DuPont (E.I.) de Nemours & Co. 1.79%-2.04% due 12/2-12/27/2004                                       197,000          196,882
Park Avenue Receivables Co., LLC 1.96%-2.06% due 12/3-12/17/2004(3)                                  169,389          169,267
Preferred Receivables Funding Corp. 2.23% due 1/4/2005(3)                                             25,000           24,946
Private Export Funding Corp. 1.80%-2.10% due 12/8/2004-3/14/2005(3)                                  187,000          186,368
Procter & Gamble Co. 1.76%-2.21% due 12/7/2004-2/24/2005(3)                                          181,000          180,683
Pfizer Inc 1.84%-2.15% due 12/6/2004-3/3/2005(3)                                                     175,500          175,087
Wells Fargo & Co. 1.92%-2.16% due 12/21/2004-1/28/2005                                               175,000          174,983
New Center Asset Trust Plus 1.78%-2.12% due 12/1/2004-1/14/2005                                      175,000          174,863
Three Pillars Funding, LLC 1.96%-2.07% due 12/1-12/17/2004(3)                                        150,000          149,919
FCAR Owner Trust I 1.86%-2.03% due 12/10/2004-1/21/2005                                              150,000          149,711
Triple-A One Funding Corp. 1.85%-2.05% due 12/3-12/20/2004(3)                                        149,736          149,654
SBC Communications Inc. 1.90%-2.20% due 12/3/2004-1/31/2005(3)                                       141,700          141,447
Abbott Laboratories Inc. 1.81%-2.07% due 12/7/2004-1/18/2005(3)                                      140,000          139,847
Variable Funding Capital Corp. 1.94%-2.25% due 12/17/2004-1/25/2005(3)                               126,500          126,209
Gannett Co. 1.92%-2.06% due 12/6/2004-1/4/2005(3)                                                    121,000          120,908
Caterpillar Financial Services Corp. 1.84%-2.00% due 12/2-12/13/2004                                 114,200          114,154
BellSouth Corp. 1.90%-2.03% due 12/1-12/20/2004(3)                                                    87,600           87,558
Fannie Mae 1.855%-2.05% due 12/22/2004                                                                80,000           79,900
Eli Lilly and Co. 1.69%-2.03% due 12/6/2004-1/12/2005(3)                                              79,000           78,899
NetJets Inc. 1.80%-1.95% due 12/10/2004-1/11/2005(3)                                                  75,000           74,903
Household Finance Corp. 2.25% due 2/2/2005                                                            49,500           49,301
Colgate-Palmolive Co. 1.89% due 12/1/2004(3)                                                          30,000           29,998
Merck & Co. Inc. 1.92% due 12/1/2004                                                                  25,000           24,999
Exxon Project Investment Corp. 1.99% due 12/14/2004(3)                                                25,000           24,981
Harley-Davidson Funding Corp. 2.00%-2.03% due 12/10/2004-1/7/2005(3)                                  25,000           24,970
Bank of New York Co., Inc. 2.24% due 2/1/2005                                                         25,000           24,901
USAA Capital Corp. 2.16% due 2/15/2005                                                                25,000           24,879
AIG Funding, Inc. 1.85% due 12/15/2004                                                                23,000           22,982
3M Co. 2.06% due 12/29/2004                                                                           23,000           22,963
Medtronic Inc. 1.99% due 12/14/2004(3)                                                                18,700           18,686
Scripps (E.W.) Co. 2.21% due 2/9/2005(3)                                                              15,000           14,933


TOTAL SHORT-TERM SECURITIES (cost: $10,342,407,000)                                                                10,341,318


TOTAL INVESTMENT SECURITIES (cost: $76,687,221,000)                                                                90,949,381
Other assets less liabilities                                                                                       (125,168)

NET ASSETS                                                                                                        $90,824,213


Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1) Security did not produce income during the last 12 months.
(2) The fund owns 5% or more of the outstanding voting shares of this company. See table on the following page for additional information.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,833,416,000 which represented 3.12% of the net assets of the fund.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.

ADR = American Depositary Receipts

                                                                     unaudited

INVESTMENTS IN AFFILIATES


A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended November 30, 2004 appear below.

                                                                                               Dividend income     Market value
Company                    Beginning shares      Purchases         Sales       Ending shares             (000)            (000)

Burlington Resources             19,760,000             --            --          19,760,000            $1,680     $    917,062
Forest Laboratories              20,311,800             --            --          20,311,800                --          791,551
Maxim Integrated Products        16,590,000             --            --          16,590,000             1,659          679,526
Limited Brands                   20,700,000             --            --          20,700,000             2,484          505,908
EOG Resources                     6,200,000             --            --           6,200,000               372          465,434
Harrah's Entertainment            4,650,000      1,043,600            --           5,693,600             1,535          349,587
Express Scripts                   4,710,000             --            --           4,710,000                --          338,932
Microchip Technology             10,225,000      1,000,000            --          11,225,000               584          316,321
ENSCO International               8,235,000             --            --           8,235,000               206          257,838
Pogo Producing                    3,644,400             --            --           3,644,400               228          184,042
Rowan Companies                   6,450,000             --            --           6,450,000                --          167,055
Sabre Holdings                    7,062,811             --            --           7,062,811               530          163,010
Brinker International             3,000,000      1,500,000            --           4,500,000                --          153,585
American Pharmaceutical Partners  3,800,000             --            --           3,800,000                --          112,974
SINA                              2,552,000             --            --           2,552,000                --           94,220
Big Lots                          7,000,000             --            --           7,000,000                --           81,200
                                                                                                        $9,278       $5,578,245




Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                        $   16,249,261
Gross unrealized depreciation on investment securities                                                            (1,999,577)
Net unrealized appreciation on investment securities                                                              14,249,684
Cost of investment securities for federal income tax purposes                                                     76,712,830




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                        THE GROWTH FUND OF AMERICA, Inc.


                        By /s/ James F. Rothenberg
                        -------------------------------------------------------
                        James F. Rothenberg, Chairman and PEO
                        Date: January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James F. Rothenberg
-----------------------------------------------------
James F. Rothenberg, Chairman and PEO

Date: January 28, 2005



By /s/ Sheryl F. Johnson
-----------------------------------------------------
Sheryl F. Johnson, Treasurer and PFO

Date: January 28, 2005